Financial risk management - Trade receivables, credit risk management (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Aging of trade receivables
Trade receivables	€ 15,382	€ 28,099
0-90 days overdue
Aging of trade receivables
Trade receivables	7,835	13,575
90-180 days overdue
Aging of trade receivables
Trade receivables	142	3,455
>180 days overdue
Aging of trade receivables
Trade receivables	495	2,590
Gross
Aging of trade receivables
Trade receivables	24,398	34,550
Gross | 0-90 days overdue
Aging of trade receivables
Trade receivables	10,021	13,728
Gross | 90-180 days overdue
Aging of trade receivables
Trade receivables	385	4,072
Gross | >180 days overdue
Aging of trade receivables
Trade receivables	7,082	8,271
Impairment
Aging of trade receivables
Trade receivables	(9,016)	(6,451)
Impairment | 0-90 days overdue
Aging of trade receivables
Trade receivables	(2,186)	(153)
Impairment | 90-180 days overdue
Aging of trade receivables
Trade receivables	(243)	(617)
Impairment | >180 days overdue
Aging of trade receivables
Trade receivables	(6,587)	(5,681)
Trade receivables | Not yet due
Aging of trade receivables
Trade receivables	6,910	8,479
Trade receivables | Gross | Not yet due
Aging of trade receivables
Trade receivables	€ 6,910	€ 8,479